Contingent liabilities and assets (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of contingent liabilities [abstract]
Summary of contingent liabilities

	2025	2024
	US$m	US$m
Contingent liabilities at reporting date
Contingent liabilities	322	281
Guarantees	—	1
	322	282